Financial instruments - Narrative (Details) - Anzu Note, due January 2028 € in Thousands, $ in Millions	1 Months Ended	3 Months Ended
	Jan. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Face value	€ 3,000		$ 3.2
Nominal interest rate	3.00%		3.00%
One-time interest payment	€ 3,000		$ 3.2
Increase in unobservable input (as a percent)		1.00%
Decrease in unobservable input (as a percent)		1.00%
Increase (decrease) due to derivative liability increase		€ 40
Increase (decrease) due to derivative liability decrease		€ 40
Likelihood of fundamental change event (as a percent)	15.00%